Offerings - Offering: 1	Dec. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $4.00 par value per share
Amount Registered | shares	2,556,140
Proposed Maximum Offering Price per Unit	49.24
Maximum Aggregate Offering Price	$ 102,746,400.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,189.00
Offering Note	1. Relates to the maximum number of common stock, $4.00 par value per share ("First Mid common stock"), of the registrant, First Mid Bancshares, Inc., a Delaware corporation ("First Mid"), issuable to holders of common stock, $1.00 par value per share ("Two Rivers' common stock") of Two Rivers Financial Group, Inc., an Iowa corporation ("Two Rivers") and restricted stock awards of Two Rivers, upon completion of the merger of Two Rivers with and into Star Sub LLC, an Iowa limited liability company ("merger sub") and a direct, wholly owned subsidiary of First Mid (the "merger"), with merger sub surviving as a direct wholly owned subsidiary of First Mid (the "surviving company"). The amount of First Mid common stock to be registered is equal to the sum of (a) 2,086,645 shares of Two Rivers' common stock outstanding (including restricted stock awards) as of December 18, 2025 multiplied by (b) 1.225 (the "exchange ratio"). 2. Estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder. The proposed maximum aggregate offering price is solely for the purposes of calculating the registration fee and was calculated based upon the market value of shares of Two Rivers common stock (the securities to be cancelled in the mergers) in accordance with Rule 457(c) under the Securities Act as follows: (a) the product of (i) $49.24, the average of the high and low prices per share of Two Rivers common stock on December 18, 2025, as quoted on the OTCQX Market, and (ii) 2,086,645, the estimated maximum number of shares of Two Rivers common stock that may be exchanged for the First Mid shares being registered. 3. Calculated pursuant to Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.